Components of Accumulated Other Comprehensive Income Included in Stockholders' Equity (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Comprehensive Income (Loss) [Line Items]
Net unrealized gain on securities available-for-sale	$ 4,388,778	$ 4,049,227
Tax effect	(1,492,185)	(1,376,737)
Accumulated other comprehensive income (loss), net-of-tax amount	$ 2,896,593	$ 2,672,490